Targets for Copel Distribui??o from 2016 to 2020 (Details) - TaxesOnAdjustmentsToFinancialAssetsAvailableForSaleEquityInterestInvestments	12 Months Ended
Dec. 31, 2021
Twenty Sixteen [Member]
IfrsStatementLineItems [Line Items]
Quality (limit established) DECi	13.61
Quality (limit established) FECi	9.24
Quality (performed) DECi	10.80
Quality (performed) FECi	7.14
Twenty Seventeen [Member]
IfrsStatementLineItems [Line Items]
Quality (limit established) DECi	12.54
Quality (limit established) FECi	8.74
Quality (performed) DECi	10.41
Quality (performed) FECi	6.79
Economic and Financial Management	EBTIDA ≥ 0 (c)
Realized	661,391
Twenty Eighteen [Member]
IfrsStatementLineItems [Line Items]
Quality (limit established) DECi	11.23
Quality (limit established) FECi	8.24
Quality (performed) DECi	10.29
Quality (performed) FECi	6.20
Economic and Financial Management	EBTIDA (-) QRR ≥ 0 (d)
Realized	550,675
Twenty Ninteen [Member]
IfrsStatementLineItems [Line Items]
Quality (limit established) DECi	10.12
Quality (limit established) FECi	7.74
Quality (performed) DECi	9.10
Quality (performed) FECi	6.00
Economic and Financial Management	{Net Debt / [EBTIDA (-) QRR]} ≤ 1 / (0.8 * SELIC) (d)
Realized	822,386
Twenty Twenty [Member]
IfrsStatementLineItems [Line Items]
Quality (limit established) DECi	9.83
Quality (limit established) FECi	7.24
Quality (performed) DECi	7.81
Quality (performed) FECi	5.55
Economic and Financial Management	{Net Debt / [EBTIDA (-) QRR]} ≤ 1 / (1.11 * SELIC) (e)
Realized	1,624,821